Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012 Store States	Jan. 29, 2011	Jan. 30, 2010	Jul. 28, 2012 State
Operating Statistics [Line Items ]
Number of countries in which reportable segment operates	36
Number of retail stores	81.00%
Number of international stores	1,502
Impairment losses on long-lived assets	$ 6	$ 11	$ 7
Net gains on sales of properties	3	10	6
Gift card breakage income	22	20	20
Litigation settlement expenses	0	0	51
Domestic
Operating Statistics [Line Items ]
Number of states in which reportable segments provide toy and juvenile products	49			49
Number of international stores	876
Impairment losses on long-lived assets	5	8	6
Net gains on sales of properties	3	5	6
Litigation settlement expenses		23
Non-cash cumulative correction of prior period straight-line lease		16
Increase decrease in prior year allocation of assets		(168)
International
Operating Statistics [Line Items ]
Number of countries in which reportable segment operates	35			35
Number of international stores	777
Impairment losses on long-lived assets		3	1
Net gains on sales of properties		5
Increase decrease in prior year allocation of assets		(44)
International | Maximum
Operating Statistics [Line Items ]
Impairment losses on long-lived assets	1
International | Owned
Operating Statistics [Line Items ]
Number of international stores	626
International | Licensed
Operating Statistics [Line Items ]
Number of international stores	151
Corporate and other
Operating Statistics [Line Items ]
Gift card breakage income	17	18	18
Increase decrease in prior year allocation of assets		212
Corporate and other | Amazon
Operating Statistics [Line Items ]
Litigation settlement expenses			$ 51